NOTE 5 – WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Note 5 Warrants
NOTE 5 – WARRANTS

NOTE 5 – WARRANTS

The following table summarizes information with respect to outstanding warrants to purchase shares of the Company’s common stock as of June 30, 2021.

Exercise Price	Number Outstanding	Expiration Date

$0.20	439,300	December 31, 2021
$0.30	439,300	March 31, 2022
$0.40	439,300	June 30, 2022
$0.50	439,300	December 31, 2022
	1,757,200

The aggregate intrinsic value in the preceding table represents the total pretax intrinsic value, based on warrants with an exercise price less than the Company’s stock price of $0.25 as of June 30, 2021, which would have been received by the warrant holders had those warrant holders exercised their options as of that date.

NOTE 7 – WARRANTS

The following table summarizes information with respect to outstanding warrants to purchase shares of the Company’s common stock as of December 31, 2020.

Exercise Price	Number Outstanding	Expiration Date

$0.20	439,300	June 30, 2022
$0.30	439,300	December 31, 2022
$0.40	439,300	June 30, 2022
$0.50	439,300	December 31, 2022
	1,757,200

2020 Issuances

During the fiscal year ended December 31, 2020, the Company undertook a private placement of its securities in the form of a Unit offering, in which each Unit included one share of the Company’s common stock and four stock purchase warrants with incremental exercise prices and expiration dates. An aggregate of 1,757,200 stock purchase warrants were issued pursuant to this offering, which was closed on June 30, 2020.

The warrants were valued using the Black-Scholes model with a 53.0% volatility rate and discount rates ranging from 0.16% - 0.21% for a total fair value of $19,257.

A summary of the warrant activity for the fiscal year ended December 31, 2020 is as follows:

	Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding at January 1, 2020	—	$—	—	$—
Issued	1,757,200	$0.35	1.2	$—
Exercised	—	$—	—	$—
Expired	—	$—	—	$—
Outstanding at December 31, 2020	1,757,200

The aggregate intrinsic value in the preceding table represents the total pretax intrinsic value, based on warrants with an exercise price less than the Company’s stock price of $0.15 (based on the most recent cash sale price) as of December 31, 2020, which would have been received by the warrant holders had those warrant holders exercised their options as of that date.